Cash and cash equivalents and restricted cash and cash equivalents - Summary of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 222,793	$ 223,894	$ 219,167
Restricted cash	24,423	26,895	25,879
Total cash and cash equivalents and restricted cash as shown in our consolidated statements of cash flows	247,216	250,789	245,046	$ 279,223
Cash and cash equivalents related to business held for sale (Note 31)	0	9,319	0
Restricted cash related to business held for sale (Note 31)	0	16	0
Cash and cash equivalents as of end of the period, net of business held for sale	$ 247,216	$ 241,454	$ 245,046